UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001
Check here if Amendment [X ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Monica St. Lanne
Title:	Vice President
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Monica St. Lanne	Beverly Hills, CA	May 1, 2002

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	93
Form 13F Information Table Value Total:	202,320

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                  400   129032 SH       SOLE                   129032
AOL Time Warner Inc.           COM              02364j104     1172    36525 SH       SOLE                    36525
AON Corporation                COM              037389103      627    17658 SH       SOLE                     9408     8250
AXA ADR                        COM              054536107      496    23600 SH       SOLE                    23600
Abbott Laboratories            COM              002824100      764    13700 SH       SOLE                     3500    10200
Advanced Micro Devices, Inc. U COM              007903107      270    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      300     1560 SH       SOLE                      248     1312
American Intl Group            COM              026874107     2085    26260 SH       SOLE                    16881     9379
Anheuser Busch Cos Inc         COM              035229103      452    10000 SH       SOLE                             10000
Apple Computers Inc            COM              037833100      876    40000 SH       SOLE                    40000
Arcata Corp (liquidating)      COM                               0    12000 SH       SOLE                     1000    11000
Archer-Daniels -Midland Corp   COM              039483102      146    10172 SH       SOLE                    10172
BP Amoco PLC Spons ADR         COM              055622104      555    11942 SH       SOLE                    11642      300
Bank One Corp                  COM              06423A103      799    20457 SH       SOLE                             20457
Barnes & Noble Inc             COM              067774109      947    32000 SH       SOLE                    28000     4000
Baxter Int'l Inc               COM              071813109      290     5406 SH       SOLE                     5406
BellSouth Corp                 COM              079860102      943    24728 SH       SOLE                    24328      400
Berkshire Hathaway Cl B        COM              084670207      672      266 SH       SOLE                      266
Boeing Co                      COM              097023105      275     7080 SH       SOLE                     7080
Boston Properties Inc.         COM              101121101      228     6000 SH       SOLE                              6000
Bristol Myers                  COM              110122108     4650    91184 SH       SOLE                    90216      968
Cendant Corp.                  COM              151313103      926    47200 SH       SOLE                    43200     4000
Cheung Kong Holding            COM              166744201      312    30000 SH       SOLE                    30000
ChevronTexaco                  COM                            5184    57851 SH       SOLE                    51933     5918
Cisco Systems Inc              COM              17275R102      558    30800 SH       SOLE                    30800
CitiGroup Inc.                 COM              13218P105     6289   124587 SH       SOLE                    84587    40000
Clear Channel Communications,  COM              184502102      275     5400 SH       SOLE                     5400
Coca Cola Enterprises          COM              191219104     1705    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100    52223  1107600 SH       SOLE                    33506  1074094
Comcast Corp                   COM                             482    13400 SH       SOLE                    13400
Cypress Biosciences            COM              232674101      380    92308 SH       SOLE                             92308
EMC Corporation                COM              268648102      277    20600 SH       SOLE                    20600
Eli Lilly & Co.                COM              532457108      236     3000 SH       SOLE                              3000
Ericsson L.M. Telephone Co     COM                             307    58880 SH       SOLE                    58880
Excalibur Technologies Corp    COM              300651205      556    25000 SH       SOLE                             25000
Exxon Mobil Corporation        COM              302290101     6066   154360 SH       SOLE                   109754    44606
Fannie Mae                     COM              313586109     2470    31070 SH       SOLE                    21770     9300
Federated Department Stores In COM              31410H101      907    22182 SH       SOLE                    22182
FleetBoston Financial Corp.    COM              338915101     1469    40251 SH       SOLE                    38220     2031
Ford Motor Cp DE NEW           COM              345370100     1105    70294 SH       SOLE                    52312    17982
Freddie Mac - Voting Common    COM              313400301    12517   191390 SH       SOLE                   166714    24676
Freeport McMoran Copper & Gold COM              35671D857      240    17904 SH       SOLE                    17904
General Electric               COM              369604103    10601   264500 SH       SOLE                   216884    47616
General Mills Inc Com          COM              370334104      208     4000 SH       SOLE                     4000
General Motors Class H New     COM              370442832      475    30759 SH       SOLE                    30654      105
General Motors Corporation     COM              370442105      588    12100 SH       SOLE                    11528      572
Gillette Company               COM              375766102      905    27088 SH       SOLE                    27088
Golden Sitka Resources Inc     COM                               0    16162 SH       SOLE                             16162
He-Ro Group                    COM              42979J107       11    20000 SH       SOLE                             20000
Hewlett Packard Co             COM              428236103     1402    68240 SH       SOLE                    67840      400
Hugoton Royalty Trust Texas    COM              444717102      133    13000 SH       SOLE                     8000     5000
Intel Corp                     COM              458140100     2653    84370 SH       SOLE                    56770    27600
International Business Machine COM              459200101    10355    85608 SH       SOLE                    58404    27204
J.P. Morgan Chase & Co.        COM                            1286    35391 SH       SOLE                    35091      300
Johnson & Johnson              COM              478160104     2142    36244 SH       SOLE                    35214     1030
Kimberly-Clark                 COM              494368103     2479    41460 SH       SOLE                    41260      200
Liberty Media Group            COM                             709    50610 SH       SOLE                    50610
Loews Cos.                     COM              540424108     6468   116800 SH       SOLE                    79512    37288
Marsh & McLennan Co. Inc.      COM              571748102      338     3150 SH       SOLE                              3150
May Department Stores Comp     COM              577778103     6630   179276 SH       SOLE                   149232    30044
McDonald's Corp                COM              580135101      256     9660 SH       SOLE                     9360      300
Meadowbrook Golf Inc           COM              583195102      147   587050 SH       SOLE                   562050    25000
Merck & Co.                    COM              589331107     8604   146320 SH       SOLE                   127120    19200
Microsoft Corp                 COM              594918104      854    12890 SH       SOLE                    12890
Motorola Inc.                  COM              620076109      695    46240 SH       SOLE                    46240
Nestle ADR                     COM                             256     4800 SH       SOLE                              4800
Nokia                          COM              654902204      424    17300 SH       SOLE                    17200      100
Oceanic Exploration            COM                              40    65000 SH       SOLE                             65000
Oracle Corp                    COM              68389X105      630    45600 SH       SOLE                    45600
Pall Corp                      COM              696429307      281    11686 SH       SOLE                     8348     3338
PepsiCo                        COM              713448108     2780    57100 SH       SOLE                    29100    28000
Pfizer, Inc.                   COM              717081103     6297   158010 SH       SOLE                    79860    78150
Philip Morris Companies        COM              718154107     6838   149130 SH       SOLE                    68880    80250
Procter & Gamble Co Com        COM              742718109     1173    14830 SH       SOLE                             14830
Public Storage                 COM              74460D109      467    13971 SH       SOLE                     1488    12483
Reuters Group PLC Spons ADR    COM              76132m102      560     9328 SH       SOLE                     9328
Royal Dutch Petroleum NV ADR   COM              780257804     2784    56800 SH       SOLE                    32572    24228
SBC Communications Inc         COM              78387G103      930    23745 SH       SOLE                    17399     6346
Singapore Airlines             COM              870794302      614   103600 SH       SOLE                   103600
Sovereign Bancorp Inc          COM              845905108      184    15000 SH       SOLE                     5000    10000
Sun Microsystems               COM              866810104      945    76800 SH       SOLE                    76800
Swire Pacific Ltd Spons ADR Rp COM              870794302      218    40000 SH       SOLE                    40000
U.S. Bancorp (Formerly First B COM              902973106     2302   109989 SH       SOLE                   109610      379
USA Networks Inc (formerly HSN COM              902984103      546    20000 SH       SOLE                    20000
Venture Stores                 COM              92267K951        0    10861 SH       SOLE                     8934     1927
Verizon                        COM              92343V104      207     4352 SH       SOLE                     4152      200
Viacom Inc Cl B                COM              925524308     1386    31400 SH       SOLE                    31400
Vornado Realty Trust           COM              929042109      250     6000 SH       SOLE                              6000
WalMart Stores                 COM              931142103      886    15400 SH       SOLE                     5100    10300
Wyeth (n/c from American Home  COM              026609107      245     4000 SH       SOLE                     4000
Zimmer Holdings Inc            COM                             277     9086 SH       SOLE                     9018       68
News Corp Ltd ADR Voting Shs P                  652487802     1429    54005 SH       SOLE                    53280      725
Citibank Italian Lira                                            0 109450.0000SH     SOLE              109450.0000